                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

           Read Instructions at end of Form before preparing Form.
                            Please print or type.


1.       Name and address of issuer:

         VANGUARD INDEX TRUST

2.       Name of each series or class of funds for which this notice is filed:

         Small Capitalization Stock Portfolio
         Extended Market Portfolio
         500 Portfolio
         Value Portfolio
         Growth Portfolio
         Total Stock Market Portfolio

3.       Investment Company Act File Number:       811-2652

         Securities Act File Number:               2-56846

4.       Last day of fiscal year for which this notice is filed:   12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                    /   /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                            Number of                         Aggregate Sales Price
         Name of Portfolio                                  Portfolio Shares                  Sales Price
         Small Capitalization Stock Portfolio                  7,300,000                           $  134,101,000
         Extended Market Portfolio                             5,600,000                              133,784,000
         500 Portfolio                                        50,000,000                            2,780,500,000
         Value Portfolio                                       3,000,000                               42,270,000
         Growth Portfolio                                      6,000,000                               81,300,000
         Total Stock Market Portfolio                         22,000,000                              321,200,000

         Total                                                93,900,000                           $3,493,155,000

9. Number and aggregate sales price of securities sold during the fiscal year:

                                                            Number of                                 Aggregate
         Name of  Portfolio                                 Portfolio Shares                          Sales Price
         Small Capitalization Stock Portfolio                 18,627,003                             $  327,163,613
         Extended Market Portfolio                            16,564,963                                372,109,018
         500 Portfolio                                       126,121,481                              6,590,702,476
         Value Portfolio                                      14,742,652                                195,412,401
         Growth Portfolio                                     14,030,441                                174,657,540
         Total Stock Market                                   44,834,027                                602,841,934

         Total                                              $234,920,567                             $8,181,886,982


         10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                          Number of                                  Aggregate
         Name of  Portfolio                               Portfolio Shares                           Sales Price
         Small Capitalization Stock Portfolio               11,327,003                               $  193,062,613
         Extended Market Portfolio                          10,964,963                                  238,325,018
         500 Portfolio                                      76,121,481                                3,729,202,476
         Value Portfolio                                    11,742,652                                  153,142,401
         Growth Portfolio                                    8,030,441                                   93,357,540
         Total Stock Market Portfolio                       22,834,027                                  281,641,934

         Total                                             141,020,567                               $4,688,731,982


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         N/A

12.      Calculation of registration fee:

         (i)     Aggregate sales price of securities sold during the fiscal
                 year in reliance on rule 24f-2 (from Item 10):                                    $4,688,731,982

         (ii)    Aggregate price of shares issued in connection with
                 dividend reinvestment plans (from Item 11, if applicable):                       +           N/A

         (iii)   Aggregate price of shares redeemed or repurchased during
                 the fiscal year (if applicable):                                                 - 2,638,977,853

         (iv)    Aggregate price of shares redeemed or repurchased and
                 previously applied as a reduction to filing fees pursuant to
                 rule 24f-2 (if applicable):                                                      +           N/A

         (v)     Net aggregate price of securities sold and issued during
                 the fiscal year in reliance on rule 24f-2 [line (I), plus line
                 (ii), less line  (iii), plus line (iv)] (if applicable):                          $2,049,754,129

         (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
                 Instruction C.6):                                                                   x 1/29 of 1%

         (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                              $706,811.77

INSTRUCTION:     Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                           / X /

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 20, 1996

                                        SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated:

         By (Signature and Title)        RAYMOND J. KLAPINSKY
                                 ------------------------------------------
                                 Raymond J. Klapinsky, Secretary


         Date    February 28, 1996

EXHIBIT "A"




February 28, 1996



Vanguard Index Trust
100 Vanguard Boulevard
Malvern, PA 19355

Gentlemen:

Vanguard Index Trust (the "Fund") is a business trust established under Pennsylvania law under a Declaration of Trust dated December 31, 1975. I have acted as counsel to the Fund since its initial registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's:  (1) Declartion of Trust and amendments thereof;
(2) minutes of the meetings of shareholders and Trusteees; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's sharesof beneficial interest ("shares").

Under Article V, Section 5.1 of the Declaration of Trust, as amended to date, the Fund is legally authorized to issue an unlimited number of shares, without any par value, from one or more series ("Portfolios') of shares. Currently, the Fund is offering shares of six Portfolios. On December 31, 1995, (the end of the Fund's fiscal year), the Fund had issued and outstanding 52,196,290 shares of the Small Capitalization Stock Portfolio, 301,573,850 shares of the 500 Portfolio, 63,273,394 shares of the Extended Market Portfolio, 33,551,387 shares of the Value Portfolio, 19,405,382 shares of the Growth Portfolio, and 104,429,024 shares of the Total Stock Market Portfolio.

My examination also disclosed the following information:

1. On January 1, 1995, (the beginning of the Fund's fiscal year), the Fund did not have any securities registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act.

2. During the fiscal year ended December 31, 1995, the Fund registered a total of 93,900,000 shares at a total offering price of $3,493,155,000 from the six Portfolios.

3. During the fiscal year ended December 31, 1995, the Fund sold a total of 141,020,567 shares from the Fund's six Portfolios at a total aggregate sales price of $4,688,731,982 in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act. During the same fiscal year, the Fund redeemed a total of 74,996,970 shares from the Fund's six Portfolios at a total aggregate redemption price of $2,638,977,853.


You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the combined total of 141,020,567 shares which were sold by the Fund during the fiscal year in reliance upon Rule 24f-2.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting trust of the Commonwealth of Pennsylvania authorized to issue an unlimited number of shares, without par value, from one or more series ("Portfolios") of shares;

2. The proposed registration of the combined total of 141,020,567 shares of the Fund in reliance upon Rule 24f-2 of the 1940 Act is proper;

3. Such shares, which were issued for a consideration deemed by the Trustees to be consistent with the Declaration of Trust, were legally authorized and issued, fully paid, and non-assessable; and

4. The holders of such shares have all the rights provided with respect to such holdings by the Declaration of Trust, as amended, and the laws of the Commonwealth of Pennsylvania.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states to which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,


BY:  RAYMOND J. KLAPINSKY
   -------------------------
    (Raymond J. Klapinsky)
    Counsel

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